Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Accounts Receivable and Contract Assets, Net

Accounts receivable and contract assets, net is analyzed as follows:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB
Accounts receivable	67,391	73,678
Contract assets (See Note 2(r))	748,544	680,707
Allowance for expected credit losses	(2,531)	(1,586)
Accounts receivable and contract assets, net	813,404	752,799

Schedule of Group’s Allowance for Expected Credit Losses of Accounts Receivables

The following table summarizes the movement of the Group’s allowance for expected credit losses of accounts receivable and contract assets:

	For six months ended June 30,
	2025	2026
	RMB	RMB
Balance at the beginning of the period	1,186	2,531
Current period provision for expected credit losses	751	—
Write-offs	—	(945)
Balance at the end of the period	1,937	1,586

Schedule of Estimated Useful Lives, Taking into Account Residual Value	Depreciation are calculated using the straight-line method over the following estimated useful lives, taking into account residual value:
	Estimated useful lives (Years)	Estimated residual value
Building	20-36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	4-10	0%-3%
Leasehold improvements	5	0%

Schedule of Depreciation Expense Recognized in the Consolidated Statements of Income and Comprehensive Income(Loss)	The following table summarizes the depreciation expense recognized in the unaudited consolidated statements of (loss) income and comprehensive (loss) income:

	For the six months ended June 30,
	2025	2026
	RMB	RMB
Selling expenses	28	20
General and administrative expenses	2,405	2,615
Depreciation expense	2,433	2,635

Schedule of Estimated Useful Lives	The estimated useful lives for the Group’s intangible assets are as follows:
Estimated useful lives (Years)
Software	3
Non-compete agreements	5.8 - 6
Agent resources	2.8 - 3
Brokerage license	20

Schedule of Fair Value Measurements of the Group’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis in Periods Subsequent to their Initial Recognition
		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	2,450	—	2,450	—
Investments – equity security recorded within other current assets and other non-current assets	239,565	2,746	—	236,819

		Fair Value Measurements at Reporting Date Using
Description	As of June 30, 2026	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	346	—	346	—
Investments – equity security recorded within other current assets and other non-current assets	41,247	19	—	41,228